Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Segmental analysis
Assets	£ 806,887	£ 723,039
Liabilities	763,826	679,483
UK Personal Banking
Segmental analysis
Assets	187,056	182,305
Liabilities	164,121	153,999
Ulster Bank RoI
Segmental analysis
Assets	27,631	25,385
Liabilities	23,607	21,012
Commercial Banking
Segmental analysis
Assets	186,013	165,399
Liabilities	166,074	140,863
Private Banking
Segmental analysis
Assets	23,940	23,304
Liabilities	29,955	28,610
RBS International
Segmental analysis
Assets	31,537	31,738
Liabilities	29,642	30,330
NatWest Markets
Segmental analysis
Assets	303,826	263,885
Liabilities	286,229	246,907
Central items and other
Segmental analysis
Assets	46,884	31,023
Liabilities	£ 64,198	£ 57,762